UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22936

Diversified Real Asset Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       May 31

Date of reporting period:  August 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

DRA

Diversified Real Asset Income Fund
Portfolio of Investments	August 31, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 138.0% (99.1% of Total Investments)

	COMMON STOCKS – 56.8% (40.8% of Total Investments)

	Air Freight & Logistics – 0.6% (0.5% of Total Investments)

40,720	BPost SA, (2)	$1,137,216
25,144	Oesterreichische Post AG, (2)	1,126,598
	Total Air Freight & Logistics	2,263,814

	Commercial Services & Supplies – 0.4% (0.3% of Total Investments)

93,757	Covanta Holding Corporation	1,345,413

	Diversified Telecommunication Services – 1.1% (0.8% of Total Investments)

1,000,376	HKBN Limited, (2)	959,722
1,196,471	HKT Trust and HKT Limited	1,547,237
2,397,855	Netlink NBN Trust	1,458,926
	Total Diversified Telecommunication Services	3,965,885

	Electric Utilities – 7.4% (5.3% of Total Investments)

2,434,452	AusNet Services, (2)	3,370,475
26,738	CEZ, (2)	507,462
308,943	Contact Energy Limited, (2)	1,240,428
205,116	Endesa S.A, (2)	4,956,018
157,054	Enersis Chile SA	920,336
657,761	Infratil Limited, (2)	1,489,667
40,204	Power Assets Holdings Limited, (2)	354,684
229,692	Scottish and Southern Energy PLC, (2)	4,233,363
41,630	Southern Company	2,009,064
3,316,816	Spark Infrastructure Group, (2)	7,126,292
	Total Electric Utilities	26,207,789

	Equity Real Estate Investment Trusts – 26.0% (18.6% of Total Investments)

151,290	AEW UK REIT PLC	200,279
249,223	American Hotel Income Properties REIT LP	1,798,198
8,626	Apple Hospitality REIT, Inc.	156,821
157,227	Armada Hoffler Properties Inc.	2,102,125
283,421	Ascendas Real Estate Investment Trust, (2)	556,411
265,372	Asia Pacific Data Centre Group	396,600
91,466	Automotive Properties Real Estate Investment Trust	798,382
77,619	Brixmor Property Group Inc.	1,453,028
313,074	Centuria Metropolitan REIT	602,285
98,036	Charter Hall Retail REIT, (2)	306,695
36,706	Choice Properties Real Estate Investment Trust	385,064
144,136	City Office REIT, Inc.	1,843,499
6,278	Cofinimmo, SANV, (2)	810,058
66,955	Community Healthcare Trust Inc.	1,778,325
11,076	CT Real Estate Investment Trust	123,909
68,381	Developers Diversified Realty Corporation	661,928
264,123	Dream Global Real Estate Investment Trust	2,381,602
53,438	Easterly Government Properties, Inc.	1,071,966
889,171	Empiric Student Property PLC	1,293,511
3,665	Entertainment Properties Trust	255,304
28,133	Eurocommercial Properties NV	1,205,674
9,185	Fonciere Des Regions, Reg S, (2)	908,602
1,962,682	Fortune REIT, (2)	2,346,136
82,737	Franklin Street Properties Corporation	824,888
1,419,498	Frasers Centrepoint Trust, (2)	2,210,428
4,235,621	Frasers Logistics & Industrial Trust, (2)	3,360,411
37,303	Gaming and Leisure Properties Inc.	1,461,905
109,193	Government Properties Income Trust	2,025,530

NUVEEN	1

DRA	Diversified Real Asset Income Fund
	Portfolio of Investments (continued)	August 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Equity Real Estate Investment Trusts (continued)

53,006	Gramercy Property Trust	$1,614,563
108,927	Growthpoint Properties Australia Limited, (2)	277,041
95,313	H&R Real Estate Investment Trust	1,630,339
22,839	Hersha Hospitality Trust	423,435
16,686	Hospitality Properties Trust	456,529
18,367	ICADE, (2)	1,632,918
1,118,235	IGB Real Estate Investment Trust	450,384
144,833	Immobiliare Grande Distribuzione SIIQ SpA	144,313
33,071	Independence Realty Trust	340,301
1,020,274	Keppel DC REIT, (2)	967,826
166,487	Killam Apartment Real Estate I	1,735,864
36,842	LaSalle Hotel Properties	1,045,576
39,453	Lexington Corporate Properties Trust	389,007
9,039	Macquarie Mexico Real Estate Management SA de CV	12,113
1,476,175	Mapletree Commercial Trust	1,671,100
1,638,222	Mapletree Greater China Commercial Trust, (2)	1,360,347
680,720	Mapletree Logistics Trust, (2)	617,717
198,667	MedEquities Realty Trust, Inc.	2,278,710
284,077	Medical Properties Trust Inc.	3,738,453
34,889	Mercialys	702,749
67,121	MGM Growth Properties LLC	2,053,903
596,791	Nexus Real Estate Investment Trust	965,380
40,432	NorthWest Healthcare Properties REIT	356,158
31,060	NSI NV	1,198,003
46,092	Omega Healthcare Investors Inc.	1,468,952
93,357	Park Hotels & Resorts, Inc.	2,491,698
986,108	Parkway Life Real Estate Investment Trust	1,956,289
56,875	Physicians Realty Trust	1,065,269
245	Piedmont Office Realty Trust	4,961
336,840	Plaza Retail REIT	1,208,443
93,786	Prologis Property Mexico SA de CV	191,252
737,916	Propertylink Group, (2)	507,641
354,495	Pure Industrial Real Estate Trust	1,879,285
15,895	Ramco-Gershenson Properties Trust	209,019
2,454	RioCan Real Estate Investment Trust	46,771
41,603	Sabra Health Care Real Estate Investment Trust Inc.	909,040
229,679	STAG Industrial Inc.	6,428,716
188,822	Summit Industrial Income REIT	1,117,433
1,906,140	TF Administradora Industrial S de RL de CV	3,248,463
342,258	VEREIT, Inc.	2,888,658
407,516	Vicinity Centres, (2)	849,827
342,809	Viva Energy REIT, (2)	592,112
45,006	Wereldhave NV, (2)	2,203,872
208,827	WPT Industrial Real Estate Investment Trust	2,766,958
	Total Equity Real Estate Investment Trusts	91,416,952

	Gas Utilities – 0.4% (0.3% of Total Investments)

7,411	AmeriGas Partners, LP	321,563
154,875	APA Group, (2)	1,092,017
4,233	Gas Natural SDG S.A, (2)	102,992
	Total Gas Utilities	1,516,572

	Health Care Providers & Services – 0.2% (0.2% of Total Investments)

58,379	Sienna Senior Living Inc., Subscription	837,292

	Household Durables – 0.4% (0.2% of Total Investments)

26,874	Kaufman and Broad SA, (2)	1,226,731

	Independent Power & Renewable Electricity Producers – 3.1% (2.2% of Total Investments)

140,797	Brookfield Renewable Energy Partners LP	4,878,708
332,137	Meridian Energy Limited, (2)	703,823
7,099	NRG Yield, Inc., Class C Shares	131,332
14,393	Pattern Energy Group Inc.	361,552

2	NUVEEN

Shares	Description (1)	Value

	Independent Power & Renewable Electricity Producers (continued)

142,128	Renewables Infrastructure Group Limited	$199,591
214,939	Saeta Yield S.A	2,595,845
171,929	TransAlta Renewables Inc.	1,955,069
	Total Independent Power & Renewable Electricity Producers	10,825,920

	Media – 0.1% (0.1% of Total Investments)

13,956	Eutelsat Communications, (2)	405,789

	Mortgage Real Estate Investment Trusts – 3.2% (2.3% of Total Investments)

84,889	Apollo Commercial Real Estate Finance, Inc.	1,535,642
17,942	Ares Commercial Real Estate Corporation	236,655
62,193	Granite Point Mortgage Trust Inc.	1,190,374
133,929	KKR Real Estate Finance Trust, Inc.	2,781,705
137,260	Starwood Property Trust Inc.	3,048,545
119,058	TPG Re Finance Trust Inc.	2,408,543
	Total Mortgage Real Estate Investment Trusts	11,201,464

	Multi-Utilities – 4.4% (3.2% of Total Investments)

849,618	Centrica PLC, (2)	2,195,978
110,316	Engie, (2)	1,842,063
9,014,822	Keppel Infrastructure Trust	3,723,073
51,052	National Grid PLC	3,258,649
456,464	Redes Energeticas Nacionais SA, (2)	1,501,259
1,263,160	Vector Limited, (2)	2,972,035
	Total Multi-Utilities	15,493,057

	Oil, Gas & Consumable Fuels – 4.5% (3.2% of Total Investments)

3,011	Cheniere Energy Partners LP Holdings LLC	83,344
2,847	DCP Midstream LP	91,417
71,225	Enagas, (2)	2,101,025
7,867	Enbridge Energy Partners LP	119,814
43,973	Enbridge Income Fund Holdings Inc.	1,090,566
90,229	Enterprise Products Partnership LP	2,352,270
20,365	Hess Midstream Partners LP	428,887
112,050	Inter Pipeline Limited	2,052,119
7,352	ONEOK, Inc.	398,184
6,116	Pembina Pipeline Corporation	197,132
7,445	Plains All American Pipeline LP	161,259
56,322	Plains GP Holdings LP, Class A Shares	1,266,119
390,532	Snam Rete Gas S.p.A, (2)	1,902,750
25,689	Targa Resources Corporation	1,144,959
154,317	Veresen Inc.	2,173,724
4,406	Williams Partners LP	173,596
	Total Oil, Gas & Consumable Fuels	15,737,165

	Real Estate Management & Development – 0.7% (0.5% of Total Investments)

122,266	Atrium European Real Estate Ltd	577,403
54,653	Brookfield Property Partners	1,278,334
229,853	Citycon Oyj, (2)	627,967
4,103	Landmark Infrastructure Partners LP	67,905
	Total Real Estate Management & Development	2,551,609

	Road & Rail – 0.4% (0.3% of Total Investments)

339,473	Aurizon Holdings Limited, (2)	1,337,244
27,112	ComfortDelGro Corporation, (2)	45,841
83,234	Stagocoach Group PLC, (2)	180,168
	Total Road & Rail	1,563,253

	Transportation Infrastructure – 3.9% (2.8% of Total Investments)

203,793	Abertis Infraestructuras S.A, (2)	4,124,612
179,493	Enav S.p.A, (2)	795,171

NUVEEN	3

DRA	Diversified Real Asset Income Fund
	Portfolio of Investments (continued)	August 31, 2017 (Unaudited)

Shares	Description (1)			Value

	Transportation Infrastructure (continued)

5,542,648	Hopewell Highway Infrastructure Limited, (2)			$3,402,189
5,008,743	Hutchison Port Holdings Trust, (2)			2,281,888
72,225	Jiangsu Expressway Company Limited, (2)			110,871
4,329	Macquarie Infrastructure Corporation			322,424
73,724	Sydney Airport, (2)			434,249
205,058	Transurban Group, (2)			1,987,805
90,722	Zhejiang Expressway Company Limited, (2)			113,556
	Total Transportation Infrastructure			13,572,765
	Total Common Stocks (cost $184,258,882)			200,131,470

Shares	Description (1)	Coupon	Ratings (3)	Value

	CONVERTIBLE PREFERRED SECURITIES – 7.5% (5.4% of Total Investments)

	Electric Utilities – 1.6% (1.1% of Total Investments)

28,978	NextEra Energy Inc.	6.371%	BBB	$1,960,362
64,876	NextEra Energy Inc.	6.123%	BBB	3,607,106
	Total Electric Utilities			5,567,468

	Equity Real Estate Investment Trusts – 3.1% (2.2% of Total Investments)

26,854	Alexandria Real Estate Equities Inc.	7.000%	Baa3	987,959
37,960	American Homes 4 Rent	5.000%	N/R	1,090,211
3,088	Crown Castle International Corporation	6.875%	N/R	3,426,136
20,911	EPR Properties Inc.	9.000%	BB	745,686
24,168	Equity Commonwealth	6.500%	Ba1	633,927
1,297	FelCor Lodging Trust Inc., Series A	1.950%	Caa1	36,316
7,489	Lexington Corporate Properties Trust, Series B	6.500%	N/R	378,719
67,119	Ramco-Gershenson Properties Trust	7.250%	N/R	3,471,395
	Total Equity Real Estate Investment Trusts			10,770,349

	Multi-Utilities – 2.5% (1.8% of Total Investments)

6,777	Black Hills Corp	7.750%	N/R	518,237
95,567	Dominion Resources Inc.	6.750%	BBB–	4,888,252
59,019	DTE Energy Company	5.000%	N/R	3,332,213
	Total Multi-Utilities			8,738,702

	Oil, Gas & Consumable Fuels – 0.3% (0.3% of Total Investments)

33,155	Anadarko Petroleum Corporation	7.500%	N/R	1,226,735
	Total Convertible Preferred Securities (cost $24,659,616)			26,303,254

Shares	Description (1)	Coupon	Ratings (3)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 29.7% (21.4% of Total Investments)

	Electric Utilities – 6.2% (4.5% of Total Investments)

13,117	APT Pipelines Limited	6.300%	N/R	$1,074,539
83,993	Brookfield Infrastructure Partners LP	5.350%	BBB–	1,742,077
108,403	Entergy Arkansas Inc.	4.875%	A	2,708,991
35,738	Entergy Louisiana LLC	4.875%	A	889,876
14,832	Entergy New Orleans, Inc.	5.500%	A	392,455
13,561	Entergy Texas Inc.	5.625%	A	355,163
85,992	Integrys Energy Group Inc., (2)	6.000%	Baa1	2,403,476
118,198	NextEra Energy Inc.	5.250%	BBB	3,037,688
33,024	NextEra Energy Inc.	5.000%	BBB	840,131
59,119	Pacific Gas & Electric Corporation	6.000%	A–	1,953,883
89,738	PPL Capital Funding, Inc.	5.900%	BBB	2,300,882
31,858	SCE Trust VI	5.000%	Baa1	816,839
833	Southern Company	6.250%	BBB	22,683
131,696	Southern Company	5.250%	BBB	3,391,172
	Total Electric Utilities			21,929,855

4	NUVEEN

Shares	Description (1)	Coupon	Ratings (3)	Value

	Equity Real Estate Investment Trusts – 16.7% (12.0% of Total Investments)

65,313	American Homes 4 Rent	6.350%	N/R	$1,736,673
54,167	American Homes 4 Rent	5.875%	BB	1,393,717
31,788	American Homes 4 Rent	5.500%	N/R	906,594
37,402	American Homes 4 Rent	5.000%	N/R	1,082,414
30,566	American Homes 4 Rent	6.500%	N/R	825,282
53,274	American Homes 4 Rent	5.875%	BB	1,349,430
63,685	Ashford Hospitality Prime, Inc.	5.500%	N/R	1,299,174
87,707	CBL & Associates Properties Inc.	7.375%	BB	2,146,190
5,555	CBL & Associates Properties Inc.	6.625%	BB	138,764
41,667	Cedar Shopping Centers Inc., Series A	7.250%	N/R	1,048,342
52,182	Cedar Shopping Centers Inc., Series A	6.500%	N/R	1,291,505
125,771	City Office REIT, Inc.	6.625%	N/R	3,322,870
29,070	Colony Northstar, Inc.	7.500%	N/R	750,006
79,812	Colony Northstar, Inc.	7.125%	N/R	2,037,600
73,037	DDR Corporation	6.375%	BB	1,931,098
53,994	Digital Realty Trust Inc.	5.250%	Baa3	1,336,891
2,928	EPR Properties Inc.	5.750%	BB	81,984
57,473	Farmland Partners, Inc.	6.000%	N/R	1,548,897
44,678	GGP, Inc.	6.375%	N/R	1,130,353
20,153	Gladstone Commercial Corporation	7.000%	N/R	522,970
54,770	Gramercy Property Trust	7.125%	BB+	1,456,882
52,902	Hersha Hospitality Trust	6.875%	N/R	1,346,356
76,784	Hersha Hospitality Trust	6.500%	N/R	1,996,384
126,958	Hersha Hospitality Trust	6.500%	N/R	3,264,090
67,125	Investors Real Estate Trust	7.950%	N/R	1,709,003
2,307	LaSalle Hotel Properties	6.375%	N/R	58,482
65,545	LaSalle Hotel Properties	6.300%	N/R	1,662,877
4,223	Mid-America Apartment Communities Inc.	8.500%	BBB–	274,922
102,300	Monmouth Real Estate Investment Corp	6.125%	N/R	2,582,052
12,486	National Retail Properties Inc.	5.200%	Baa2	309,278
86,676	Pebblebrook Hotel Trust	6.500%	N/R	2,202,437
64,183	Pebblebrook Hotel Trust	6.375%	N/R	1,645,010
2,269	Retail Properties of America	7.000%	BB	57,973
319	Rexford Industrial Realty Inc.	5.875%	BB	8,068
14,798	Senior Housing Properties Trust	6.250%	BBB–	399,398
33,411	STAG Industrial Inc.	6.875%	BB+	898,422
25,914	Summit Hotel Properties Inc.	7.875%	N/R	658,993
39,307	Summit Hotel Properties Inc.	7.125%	N/R	998,398
32,663	Summit Hotel Properties Inc.	6.450%	N/R	833,886
23,504	Sunstone Hotel Investors Inc.	6.950%	N/R	631,317
82,376	Sunstone Hotel Investors Inc.	6.450%	N/R	2,142,600
19,338	Taubman Centers Incorporated, Series K	6.250%	N/R	488,478
60,145	UMH Properties Inc.	8.000%	N/R	1,662,408
87,472	UMH Properties Inc.	6.750%	N/R	2,274,272
5,054	Urstadt Biddle Properties	7.125%	N/R	128,877
83,495	Urstadt Biddle Properties	6.750%	N/R	2,179,220
30,641	Ventas Realty LP	5.450%	BBB+	777,056
9,464	Washington Prime Group, Inc.	6.875%	Ba1	240,859
	Total Equity Real Estate Investment Trusts			58,768,752

	Independent Power & Renewable Electricity Producers – 0.2% (0.2% of Total Investments)

40,965	Brookfield Renewable Partners, Preferred Equity	5.750%	BBB–	852,925

	Multi-Utilities – 3.3% (2.4% of Total Investments)

204,047	Dominion Resources Inc.	5.250%	BBB–	5,256,250
96,227	DTE Energy Company	6.000%	Baa2	2,617,374
116,017	DTE Energy Company	5.375%	Baa2	3,001,360
31,217	DTE Energy Company	5.250%	Baa2	784,171
	Total Multi-Utilities			11,659,155

	Oil, Gas & Consumable Fuels – 2.7% (1.9% of Total Investments)

77,947	Kinder Morgan Inc., Delaware	9.750%	N/R	3,287,025
43,985	NGL Energy Partner LP	9.000%	N/R	1,067,956

NUVEEN	5

DRA	Diversified Real Asset Income Fund
	Portfolio of Investments (continued)	August 31, 2017 (Unaudited)

Shares		Description (1)	Coupon		Ratings (3)	Value

		Oil, Gas & Consumable Fuels (continued)

132,641		Nustar Energy LP	8.500%		Ba3	$3,481,826
31,810		Nustar Energy LP	7.625%		Ba3	802,248
40,964		Pembina Pipeline Corporation	5.750%		BB+	859,465
		Total Oil, Gas & Consumable Fuels				9,498,520

		Real Estate Management & Development – 0.6% (0.4% of Total Investments)

77,997		Landmark Infrastructure Partners LP	8.000%		N/R	1,953,825
		Total $25 Par (or similar) Retail Preferred (cost $101,158,544)				104,663,032

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (3)	Value

		CONVERTIBLE BONDS – 2.0% (1.4% of Total Investments)

		Electric Utilities – 0.5% (0.3% of Total Investments)

$1,925		DCP Midstream Operating LP, 144A	5.850%	5/21/43	BB–	$1,785,438

		Multi-Utilities – 0.5% (0.4% of Total Investments)

1,670		Dominion Resources Inc.	5.750%	10/01/54	BBB–	1,799,425

		Oil, Gas & Consumable Fuels – 0.7% (0.5% of Total Investments)

3,380		Cheniere Energy Inc.	4.250%	3/15/45	N/R	2,321,637

		Real Estate Management & Development – 0.3% (0.2% of Total Investments)

950		Tricon Capital Group Inc., 144A	5.750%	3/31/22	N/R	1,035,500
$7,925		Total Convertible Bonds (cost $6,833,419)				6,942,000

Principal Amount (000) (4)		Description (1)	Coupon	Maturity	Ratings (3)	Value

		CORPORATE BONDS – 22.0% (15.8% of Total Investments)

		Commercial Services & Supplies – 2.2% (1.6% of Total Investments)

$2,030		Advanced Disposal Services, Inc., 144A	5.625%	11/15/24	B–	$2,111,200
2,120		Covanta Holding Corporation	5.875%	3/01/24	B1	2,120,000
465		Covanta Holding Corporation	5.875%	7/01/25	B1	461,513
1,730		GFL Environmental Corporation, 144A	5.625%	5/01/22	B–	1,790,550
90,000	INR	National Highways Authority of India, Reg S	7.300%	5/18/22	N/R	1,425,414
		Total Commercial Services & Supplies				7,908,677

		Construction & Engineering – 0.3% (0.2% of Total Investments)

1,175		AECOM Technology Corporation, 144A	5.125%	3/15/27	BB	1,195,563

		Diversified Financial Services – 0.6% (0.5% of Total Investments)

1,205		Minejesa Capital BV, 144A	5.625%	8/10/37	Baa3	1,254,668
960		Stoneway Capital Corporation, 144A	10.000%	3/01/27	B	1,007,520
		Total Diversified Financial Services				2,262,188

		Diversified Telecommunication Services – 1.0% (0.7% of Total Investments)

1,590		CyrusOne LP Finance, 144A	5.375%	3/15/27	BB+	1,681,425
1,855		SBA Communications Corporation	4.875%	9/01/24	B+	1,915,287
		Total Diversified Telecommunication Services				3,596,712

		Electric Utilities – 4.9% (3.5% of Total Investments)

4,555		ACWA Power Management And Investment One Ltd, 144A	5.950%	12/15/39	BBB–	4,650,290
975		Comision Federal de Electricidad of the United States of Mexico, 144A	5.750%	2/14/42	BBB+	1,018,875
945		Comision Federal de Electricidad of the United States of Mexico, 144A	6.125%	6/16/45	BBB+	1,034,775
3,666		Crocket Cogeneration LP, 144A	5.869%	3/30/25	BBB–	3,682,288

6	NUVEEN

Principal Amount (000) (4)		Description (1)	Coupon	Maturity	Ratings (3)	Value

		Electric Utilities (continued)

$715		Energuate Trust, 144A	5.875%	5/03/27	Ba2	$738,238
1,620		Exelon Corporation	6.250%	10/01/39	BBB	1,826,790
435		FPL Energy National Wind LLC, 144A	5.608%	3/10/24	Baa3	435,909
995	GBP	Intergen NV, 144A	7.500%	6/30/21	B1	1,248,076
2,329		Panoche Energy Center LLC, 144A	6.885%	7/31/29	Baa3	2,441,048
105		Red Oak Power LLC	9.200%	11/30/29	BB–	116,025
		Total Electric Utilities				17,192,314

		Equity Real Estate Investment Trusts – 2.1% (1.5% of Total Investments)

1,760		Care Capital Properties, Inc.	5.125%	8/15/26	BBB–	1,806,503
815		CBL & Associates LP	5.950%	12/15/26	BBB–	825,158
1,085		Crown Castle International Corporation	4.750%	5/15/47	BBB–	1,137,740
750		CTR Partnership LP/CareTrust Capital Corporation	5.250%	6/01/25	BB–	774,375
1,805		Geo Group Inc.	6.000%	4/15/26	B+	1,859,150
775		Trust F/1401, 144A	6.950%	1/30/44	Baa2	838,938
		Total Equity Real Estate Investment Trusts				7,241,864

		Gas Utilities – 1.2% (0.9% of Total Investments)

140		AmeriGas Partners LP/AmeriGas Finance Corporation	5.875%	8/20/26	BB	142,800
390		Ferrellgas LP	6.750%	1/15/22	B	371,475
10,960	MXN	Gas Natural Mexico SA	7.670%	7/03/25	N/R	590,768
11,310	MXN	Infraestructura Energetica Nova SAB de CV	6.300%	2/02/23	Baa1	591,586
1,070		National Gas Company of Trinidad and Tobago, 144A	6.050%	1/15/36	BBB	1,112,800
780		Suburban Propane Partners LP	5.750%	3/01/25	BB–	768,300
680		Suburban Propane Partners LP	5.875%	3/01/27	BB–	669,800
		Total Gas Utilities				4,247,529

		Health Care Equipment & Supplies – 0.4% (0.3% of Total Investments)

680		Tenet Healthcare Corporation	8.125%	4/01/22	B–	714,000
645		THC Escrow Corp III, 144A	5.125%	5/01/25	Ba3	648,999
		Total Health Care Equipment & Supplies				1,362,999

		Health Care Providers & Services – 0.4% (0.3% of Total Investments)

795		HCA Inc.	5.500%	6/15/47	BBB–	821,831
585		Kindred Healthcare Inc.	6.375%	4/15/22	B–	532,350
		Total Health Care Providers & Services				1,354,181

		Hotels, Restaurants & Leisure – 0.3% (0.2% of Total Investments)

885		Grupo Posadas SAB de CV, 144A	7.875%	6/30/22	B+	934,560

		Independent Power & Renewable Electricity Producers – 1.2% (0.9% of Total Investments)

1,900		Azure Power Energy Ltd, 144A	5.500%	11/03/22	Ba3	1,913,300
820		Capex SA, 144A	6.875%	5/15/24	B+	836,400
1,130		Dynegy Inc., 144A	8.000%	1/15/25	B+	1,165,312
470		GenOn Energy Inc., (5)	9.500%	10/15/18	N/R	324,300
		Total Independent Power & Renewable Electricity Producers				4,239,312

		IT Services – 0.7% (0.5% of Total Investments)

2,185		Zayo Group LLC / Zayo Capital Inc., 144A	5.750%	1/15/27	B	2,318,788

		Oil, Gas & Consumable Fuels – 2.7% (1.9% of Total Investments)

275		Calumet Specialty Products	6.500%	4/15/21	CCC+	264,000
1,420		Calumet Specialty Products	7.625%	1/15/22	CCC+	1,363,200
330		Cheniere Corpus Christi Holdings, LLC	5.875%	3/31/25	BB–	354,750
400		Energy Transfer Equity LP	5.500%	6/01/27	BB+	426,000
1,535		Genesis Energy LP	5.625%	6/15/24	BB–	1,442,900
1,015	CAD	Gibson Energy, 144A	5.250%	7/15/24	BB	809,074
450		Global Partners LP/GLP Finance	6.250%	7/15/22	B+	453,375
335		Global Partners LP/GLP Finance	7.000%	6/15/23	B+	335,838
865		Martin Mid–Stream Partners LP Finance	7.250%	2/15/21	B–	882,300

NUVEEN	7

DRA	Diversified Real Asset Income Fund
	Portfolio of Investments (continued)	August 31, 2017 (Unaudited)

Principal Amount (000) (4)		Description (1)	Coupon	Maturity	Ratings (3)	Value

		Oil, Gas & Consumable Fuels (continued)

$665		NGL Energy Partners LP/Fin Co	7.500%	11/01/23	B+	$640,063
2,275		PBF Holding Company LLC, 144A	7.250%	6/15/25	BB	2,252,250
7,210	MXN	Petroleos Mexicanos, 144A	7.190%	9/12/24	A	367,399
		Total Oil, Gas & Consumable Fuels				9,591,149

		Real Estate Management & Development – 1.3% (0.9% of Total Investments)

1,090		Brooklyn Navy Yard Cogeneration Partners LP, 144A	7.420%	10/01/20	B2	986,305
1,725		Hunt Companies Inc., 144A	9.625%	3/01/21	N/R	1,811,250
1,550		Kennedy–Wilson Holdings Incorporated	5.875%	4/01/24	BB–	1,592,624
		Total Real Estate Management & Development				4,390,179

		Road & Rail – 0.1% (0.1% of Total Investments)

455		Watco Companies LLC Finance, 144A	6.375%	4/01/23	B–	473,200

		Software – 0.3% (0.2% of Total Investments)

1,025		SixSigma Networks Mexico SA de CV, 144A	8.250%	11/07/21	B+	1,041,656

		Sovereign – 0.2% (0.1% of Total Investments)

600		Instituto Costarricense de Electricidad, 144A	6.950%	11/10/21	Ba2	642,000

		Transportation Infrastructure – 1.4% (1.0% of Total Investments)

950		Aeropuertos Argentina 2000 SA, 144A	6.875%	2/01/27	B+	1,002,021
295		Aeropuertos Dominicanos SA, 144A	6.750%	3/30/29	BB–	319,338
665		Delhi International Airport Ltd, 144A	6.125%	10/31/26	BB	716,538
2,715	MXN	Grupo Aeroportuario Del Centro Norte, SAB de CV	6.850%	6/07/21	N/R	147,570
1,045		Rumo Luxembourg Sarl, 144A	7.375%	2/09/24	BB–	1,118,673
1,598		Terminales Portuarios, 144A	8.125%	4/01/37	BB	1,713,540
		Total Transportation Infrastructure				5,017,680

		Wireless Telecommunication Services – 0.7% (0.5% of Total Investments)

2,370		Inmarsat Finance PLC, 144A	6.500%	10/01/24	BB+	2,568,488
		Total Corporate Bonds (cost $76,201,017)				77,579,039

Principal Amount (000) (4)		Description (1)	Coupon	Maturity	Ratings (3)	Value

		1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 14.7% (10.5% of Total Investments)

		Diversified Financial Services – 0.5% (0.3% of Total Investments)

$605		National Rural Utilities Cooperative Finance Corporation	5.250%	4/20/46	A3	$646,267
860		RKP Overseas Finance 2016A, Reg S	7.950%	N/A (7)	B1	896,931
		Total Diversified Financial Services				1,543,198

		Electric Utilities – 4.4% (3.2% of Total Investments)

1,435		AES Gener SA, 144A	8.375%	12/18/73	BB	1,513,925
900	GBP	Electricite de France S.A, Reg S	5.875%	N/A (7)	BBB	1,198,821
7,100		Emera, Inc.	6.750%	6/15/76	BBB–	8,101,052
2,370		Enel SpA, 144A	8.750%	9/24/73	BBB–	2,864,738
1,680		Exelon Corporation	6.350%	3/15/33	Baa2	1,850,100
		Total Electric Utilities				15,528,636

		Energy Equipment & Services – 4.1% (2.9% of Total Investments)

4,040		Transcanada Trust	5.875%	8/15/76	BBB	4,403,600
4,655		Transcanada Trust	5.625%	5/20/75	BBB	4,934,300
4,875		Transcanada Trust	5.300%	3/15/77	BBB	5,022,225
		Total Energy Equipment & Services				14,360,125

		Multi–Utilities – 0.3% (0.2% of Total Investments)

1,080		RWE AG, Reg S	6.625%	7/30/75	BB+	1,163,700

8	NUVEEN

Principal Amount (000) (4)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Oil, Gas & Consumable Fuels – 4.8% (3.4% of Total Investments)

$1,350	Enbridge Energy Partners LP	8.050%	10/01/37	BB+	$1,343,250
5,447	Enbridge Inc.	6.000%	1/15/77	BBB–	5,762,783
6,025	Enbridge Inc.	5.500%	7/15/77	BBB–	6,047,593
605	Enterprise Products Operating LLP	7.034%	1/15/68	Baa2	613,773
3,025	Enterprise Products Operating LLP	5.250%	8/16/77	Baa2	3,021,219
	Total Oil, Gas & Consumable Fuels				16,788,618

	Real Estate Management & Development – 0.6% (0.5% of Total Investments)

2,250	AT Securities BV, Reg S	5.250%	N/A (7)	BB+	2,217,938
	Total $1,000 Par (or similar) Institutional Preferred (cost $49,402,652)				51,602,215

Principal Amount (000)	Description (1)	Interest Rate (6)	Maturity (6)		Value

	WHOLE LOANS – 3.8% (2.7% of Total Investments) (8), (9), (10)

	Commercial Loans – 2.3% (1.7% of Total Investments)

$13,980	NCH Commercial Pool 2, NCH Corporation, (11), (12)	11.925%	8/01/14		$3,390,150
4,523	RealtiCorp Fund III, RIF 301, LLC/RIF 304, LLC, (11), (12)	4.400%	9/01/17		3,618,164
1,445	RL Stowe Portfolio, Belmont Mills LLC; Terrapin East, LLC; Tennessee Mills, LLC; Terrapin West, LLC	3.925%	1/01/20		1,191,755
19,948	Total Commercial Loans				8,200,069

	Multifamily Loans – 1.5% (1.0% of Total Investments)

4,864	NCH Multifamily Pool 2, NCH Corporation, (11), (12)	11.925%	8/01/14		62,754
4,392	NCH Multifamily Pool, Transwest Partners LLC, (11), (12)	11.925%	8/01/14		2,260,271
11,935	Sapphire Skies I, Storm King, LLC and Mavik, LLC, (11)	1.925%	3/01/20		2,797,784
21,191	Total Multifamily Loans				5,120,809
$41,139	Total Whole Loans (cost $40,214,293)				13,320,878

Principal Amount (000)	Description (1)		Optional Call Provisions (13)	Ratings (3)	Value

	MUNICIPAL BONDS – 0.2% (0.1% of Total Investments)

	Georgia – 0.2% (0.1% of Total Investments)

$480	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Taxable Build America Bonds Series 2010A, 6.655%, 4/01/57		No Opt. Call	A+	$606,941
$480	Total Municipal Bonds (cost $559,285)				606,941

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	SOVEREIGN DEBT – 0.2% (0.2% of Total Investments)

	Costa Rica – 0.2% (0.2% of Total Investments)

$915	Instituto Costarricense de Electricidad, 144A	6.375%	5/15/43	Ba2	$832,421
$915	Total Sovereign Debt (cost $797,483)				832,421

Shares	Description (1), (14)				Value

	INVESTMENT COMPANIES – 1.1% (0.8% of Total Investments)

	Diversified Other – 1.1% (0.8% of Total Investments)

1,375,251	John Laing Infrastructure Fund				$2,442,773
566,544	NextEnergy Solar Fund Limited				827,836
473,066	Starwood European Real Estate Finance Limited				670,269
	Total Diversified Other				3,940,878
	Total Investment Companies (cost $3,774,355)				3,940,878
	Total Long–Term Investments (cost $487,859,546)				485,922,128

NUVEEN	9

DRA	Diversified Real Asset Income Fund
	Portfolio of Investments (continued)	August 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT–TERM INVESTMENTS – 1.3% (0.9% of Total Investments)

	REPURCHASE AGREEMENTS – 1.3% (0.9% of Total Investments)

$4,616	Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/31/17, repurchase price $4,615,694, collateralized by $3,900,000 U.S. Treasury Bonds, 3.750%, due 11/15/43, value $4,710,408	0.120%	9/01/17	$4,615,679
	Total Short–Term Investments (cost $4,615,679)			4,615,679
	Total Investments (cost $492,475,225) – 139.3%			490,537,807
	Borrowings – (43.0)% (15), (16)			(151,500,000)
	Other Assets Less Liabilities – 3.7% (17)			13,114,522
	Net Assets – 100%			$352,152,329

Investments in Derivatives as of August 31, 2017

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 5-Year Note	Short	(41)	12/17	$(4,855,204)	$(4,858,500)	$(3,296)	$(2,883)
U.S. Treasury 10-Year Note	Short	(62)	12/17	(7,858,650)	(7,873,031)	(14,381)	(10,656)
U.S. Treasury Long Bond	Short	(26)	12/17	(4,051,336)	(4,058,438)	(7,101)	(11,375)
U.S. Treasury Ultra Bond	Short	(18)	12/17	(3,019,806)	(3,043,125)	(23,320)	(13,500)
Total				$(19,784,996)	$(19,833,094)	$(48,098)	$(38,414)
Total receivable for variation margin on future contracts							$—
Total payable for variation margin on future contracts							$(38,414)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

10	NUVEEN

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$122,633,480	$77,497,990	$—	$200,131,470
Convertible Preferred Securities	26,303,254	—	—	26,303,254
$25 Par (or similar) Retail Preferred	102,259,556	2,403,476	—	104,663,032
Convertible Bonds	—	6,942,000	—	6,942,000
Corporate Bonds	—	77,579,039	—	77,579,039
$1,000 Par (or similar) Institutional Preferred	—	51,602,215	—	51,602,215
Whole Loans	—	—	13,320,878	13,320,878
Municipal Bonds	—	606,941	—	606,941
Sovereign Debt	—	832,421	—	832,421
Investment Companies	3,940,878	—	—	3,940,878
Short-Term Investments:
Repurchase Agreements	—	4,615,679	—	4,615,679

Investments in Derivatives
Futures Contracts*	(48,098)	—	—	(48,098)
Total	$255,089,070	$222,079,761	$13,320,878	$490,489,709
*	Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Whole Loans
Balance at the beginning of period	$14,213,858
Gains (losses):
Net realized gains (losses)	13,498
Change in net unrealized appreciation (depreciation)	(460,896)
Purchases at cost	—
Sales at proceeds	(576,656)
Net discounts (premiums)	131,074
Transfers into	—
Transfers (out of)	—
Balance at the end of period	$13,320,878

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the reporting period, were as follows:

	Market Value	Techniques	Unobservable Inputs	Range
Commercial & Multifamily Whole Loans	$4,872,673	Discounted Cash Flow	Yield Spread	2.19% - 2.28%
		Discounted Cash Flow	Liquidity Spread	0.50%
		Discounted Cash Flow	Debt Service Coverage Ratio	0.00% - 1.20%
	5,650,421	Appraisals	N/A	N/A
	2,797,784	Expected Value	N/A	N/A
Total	$13,320,878

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels as of the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$3,723,073	$(7,490,411)	$7,490,411	$(3,723,073)	$—	$—
$25 Par (or similar) Retail Preferred	802,248	—	—	(802,248)	—	—

NUVEEN	11

DRA	Diversified Real Asset Income Fund
	Portfolio of Investments (continued)	August 31, 2017 (Unaudited)

Income Tax Information

The following information is presented on a federal income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of August 31, 2017.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

As of August 31, 2017, the cost of investments was $501,250,627.

Gross unrealized:
Appreciation	$29,913,439
Depreciation	(40,626,259)
Net unrealized appreciation (depreciation) of investments	$(10,712,820)

Tax proceeds from futures contracts	$(48,098)
Net unrealized appreciation (depreciation) on futures contracts	—

12	NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Represents the interest rate, coupon and maturity in effect as of the end of the reporting period.

(7)	Perpetual security. Maturity date is not applicable.

(8)	Interest rates on whole loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) as of the end of the reporting period.

(9)	Securities purchased as part of a private placement, which have not been registered with U.S. Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid.

(10)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3 unless otherwise noted.

(11)	Interest only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of the end of the reporting period.

(12)	Loan is currently in default with regards to scheduled interest and/or principal payments.

(13)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(14)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(15)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for borrowings.

(16)	Borrowings as a percentage of Total Investments is 30.9%.

(17)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC-cleared and exchange-traded derivatives, when applicable.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CAD	Canadian Dollar

GBP	Pound Sterling

INR	Indian Rupee

MXN	Mexican Peso

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust

NUVEEN	13

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Diversified Real Asset Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: October 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: October 30, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: October 30, 2017